Commitments and Contingencies (Future Minimum Sublease Rental Income) (Details)	Dec. 31, 2017 USD ($)
Sublease Rentals [Line Items]
2013	$ 3,432
2014	2,371
2015	1,665
2016	930
2017	771
Thereafter	250
Rental income	$ 9,419